Information on market risk and fair value of financial assets and liabilities (telecom activities) - Effect of mechanisms to offset exposure (Details) - Counterparty risk [member] - EUR (€)
€ in Millions
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Collateralised derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivatives (net)	€ 1,014	€ 408	€ (520)
Fair value of derivative assets	1,374	690	283
Fair value of derivative liabilities	(360)	(282)	(803)
Amount of cash collateral paid/(received)	(1,034)	(362)	611
Amount of cash collateral paid	38	27	642
Amount of cash collateral received	(1,072)	(389)	(31)
Residual exposure to counterparty risk	(20)	46	91
Non collateralised derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivatives (net)	55	(3)	10
Fair value of derivative assets	81		11
Fair value of derivative liabilities	€ (26)	€ (3)	€ (1)